Cover Page - shares	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Entity File Number	001-39177
Entity Registrant Name	Sound Group Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	60 Anson Road,
Entity Address, Address Line Two	Mapletree Anson
Entity Address, Address Line Three	#09-01/02
Entity Address, Country	SG
Entity Address, Postal Zip Code	079914
Entity Common Stock, Shares Outstanding		985,095,010
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	Enrome LLP
Auditor Firm ID	6907
Auditor Location	Singapore
Entity Central Index Key	0001783407
Document Fiscal Period Focus	FY
Amendment Flag	false
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each ADS represents two hundred (200) Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	SOGP
Security Exchange Name	NASDAQ
Class A ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share *
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Contact Personnel Name	Chengfang Lu
City Area Code	65
Local Phone Number	62021360
Entity Address, Address Line One	60 Anson Road
Entity Address, Address Line Two	Mapletree Anson
Entity Address, Address Line Three	#09-01/02
Entity Address, Country	SG
Entity Address, Postal Zip Code	079914
Contact Personnel Email Address	erris.lu@soundgroupinc.com